UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08231
                                                     ---------

                     Spirit of America Investment Fund, Inc.
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11791-9006
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Mr. David Lerner
                              SSH Securities, Inc.
                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11791-9006
                 ----------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (516) 390-5565
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: January 31, 2005
                                             -----------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


SPIRIT OF AMERICA REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005  (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES                   MARKET VALUE**
                                                        ------                   --------------
COMMON STOCKS - 99.33%
APARTMENTS (REITS) - 20.30%
Amli Residential Properties Trust                      127,000                  $    3,698,240
Apartment Investment & Management Co.                  214,200                       7,689,780
Associated Estates Realty Corp.                        422,500                       4,123,600
Cornerstone Realty Income Trust, Inc.                  305,400                       2,934,894
Gables Residential Trust                               179,900                       6,019,454
Mid-America Apartment Communities, Inc.                198,500                       7,507,270
Post Properties, Inc.                                  138,300                       4,381,344
United Dominion Realty Trust, Inc.                      67,000                       1,488,740
                                                                                --------------
                                                                                    37,843,322
                                                                                --------------
DIVERSIFIED (REITS) - 8.47%
BNP Residential Properties, Inc.                       130,900                       2,110,108
Colonial Properties Trust                               49,900                       1,811,370
Crescent Real Estate Equities Co.                      336,500                       5,575,805
Duke Realty Corp.                                        4,000                         124,400
FrontLine Capital Group++*                                 640                               -
Hospitality Properties Trust                            32,300                       1,377,595
Host Marriott Corporation                               58,000                         928,000
PMC Commercial Trust                                     2,400                          36,288
Sizeler Property Investors, Inc.                        49,400                         575,510
U.S. Restaurant Properties, Inc.                       194,500                       3,257,875
                                                                                --------------
                                                                                    15,796,951
                                                                                --------------
HEALTHCARE (REITS) - 13.02%
Five Star Quality Care, Inc. *                           1,353                          10,594
Health Care Property Investors, Inc.                   196,000                       5,088,160
Health Care REIT, Inc.                                 155,100                       5,195,850
Healthcare Realty Trust, Inc.                          102,500                       3,738,175
National Health Investors, Inc.                         76,200                       1,949,196
Nationwide Health Properties, Inc.                     326,100                       7,073,109
National Health Realty, Inc.                            53,600                       1,047,344
OMEGA Healthcare Investors, Inc.                         9,000                         100,980
Senior Housing Properties Trust                          2,700                          44,685
                                                                                --------------
                                                                                    24,248,093
                                                                                --------------
INDUSTRIAL (REITS) - 5.91%
Bedford Property Investors, Inc.                        13,000                         326,430
Brandywine Realty Trust                                 16,000                         443,200
First Industrial Realty Trust, Inc.                    245,651                       9,609,867
Prime Group Realty Trust *                             101,200                         645,656
                                                                                --------------
                                                                                    11,025,153
                                                                                --------------
INTERNET CONTENT - 0.00%
VelocityHSI, Inc.+*                                      1,260                               -
                                                                                --------------
NET LEASE (REITS) - 6.18%
Commercial Net Lease Realty                            282,116                       5,289,675
Lexington Corporate Properties Trust                   291,300                       6,233,820
                                                                                --------------
                                                                                    11,523,495
                                                                                --------------
OFFICE SPACE (REITS) - 14.29%
Arden Reality, Inc.                                    107,100                       3,611,412
CRT Properties, Inc.                                    40,000                         918,400
Equity Office Properties Trust                          17,000                         475,660
Glenborough Realty Trust, Inc.                         182,700                       3,518,802
Highwoods Properties, Inc.                             214,500                       5,255,249
HRPT Properties Trust                                  734,100                       8,743,131
Mack-Cali Realty Corp.                                  63,100                       2,648,938
Reckson Associates Realty Corporation                   47,800                       1,466,504
                                                                                --------------
                                                                                    26,638,096
                                                                                --------------

SPIRIT OF AMERICA REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005  (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES                   MARKET VALUE**
                                                        ------                   --------------
REGIONAL MALLS (REITS) - 14.83%
Glimcher Realty Trust                                  347,050                  $    8,881,010
The Macerich Company                                    82,200                       4,702,662
The Mills Corporation                                   69,700                       3,898,321
Pennsylvania Real Estate Investment Trust              243,694                       9,752,634
Simon Property Group, Inc.                               6,000                         355,800
Taubman Centers, Inc.                                    2,000                          54,020
                                                                                --------------
                                                                                    27,644,447
                                                                                --------------
SHOPPING CENTERS (REITS) - 14.65%
Burnham Pacific Properties, Inc.                        11,000                           1,293
Developers Diversified Realty Corp.                    154,104                       6,125,634
Equity One, Inc.                                       139,500                       2,847,195
Federal Realty Investment Trust                         77,600                       3,661,168
Heritage Property Investment Trust                      58,300                       1,716,352
Kimco Realty Corporation                                12,000                         635,760
Malan Realty Investors, Inc.                             5,000                          20,950
New Plan Excel Realty Trust                            261,910                       6,618,466
Ramco-Gershenson Properties Trust                      178,100                       5,022,420
Realty Income Corporation                               28,000                         652,680
                                                                                --------------
                                                                                    27,301,918
                                                                                --------------
STORAGE (REITS) - 1.68%
Shurgard Storage Centers, Inc., Cl. A                    4,000                         163,600
Sovran Self Storage, Inc.                               74,800                       2,977,039
                                                                                --------------
                                                                                     3,140,639
                                                                                --------------
TOTAL COMMON STOCKS
(Cost $135,562,582)                                                             $  185,162,114
                                                                                --------------
PREFERRED STOCKS - 0.09%
NET LEASE (REITS) - 0.09%
Commercial Net Lease Realty 9% Series A                  6,352                         172,139
                                                                                --------------
TOTAL PREFERRED STOCKS
(Cost $152,677)                                                                 $      172,139
                                                                                --------------
TOTAL INVESTMENTS - 99.42%
(Cost $135,715,259)                                                             $  185,334,253


CASH AND OTHER ASSETS NET OF LIABILITIES - 0.58%                                     1,082,954
                                                                                --------------

NET ASSETS - 100.00%
                                                                                $  186,417,207
                                                                                ==============

*     Non-income producing security.
** Portfolio securities are valued at the official close or last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.
+     Company  filed for Chapter 7 bankruptcy  on August 14, 2001.
++    Company filed for Chapter 11 bankruptcy on June 12, 2002.

SPIRIT OF AMERICA VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005  (UNAUDITED)
-------------------------------------------------------------------------------


                                                               SHARES                      MARKET VALUE**
                                                               ------                      --------------
COMMON STOCKS - 96.65%
ALUMINUM - 0.53%
Alcan, Inc.                                                     3,100                        $   123,287
Alcoa, Inc.                                                     2,600                             76,726
Novelis, Inc. *                                                   620                             13,894
                                                                                             -----------
                                                                                                 213,907
                                                                                             -----------
APARTMENTS (REITS) - 0.88%
Apartment Investment & Management Co.
                                                                9,800                            351,820
                                                                                             -----------
BANKS - 9.40%
Bank of America Corp.                                          22,818                          1,058,071
JPMorgan Chase Co.                                             13,464                            502,611
KeyCorp                                                         7,600                            253,992
US Bankcorp                                                    35,000                          1,051,750
Wells Fargo & Co.                                              14,600                            894,980
                                                                                             -----------
                                                                                               3,761,404
                                                                                             -----------
COMMUNICATIONS - 4.58%
Motorola Inc.                                                  44,000                            692,560
Verizon Communications Inc.                                    32,000                          1,138,880
                                                                                             -----------
                                                                                               1,831,440
                                                                                             -----------
COMPUTER INDUSTRY - 8.27%
Hewlett-Packard Co.                                            72,400                          1,418,316
International Business Machines Corp.                           9,000                            840,780
Microsoft Corp.                                                40,000                          1,051,200
                                                                                             -----------
                                                                                               3,310,296
                                                                                             -----------
CONSUMER PRODUCTS - 8.09%
Altria Group, Inc.                                             25,000                          1,595,750
Avon Products, Inc.                                             9,800                            413,756
Colgate-Palmolive Co.                                           7,600                            399,304
Gillette Co.                                                    6,100                            309,392
Kimberly-Clark Corp.                                              800                             52,408
Maytag Corp.                                                   22,100                            347,191
Neenah Paper Inc.                                                  24                                765
Procter & Gamble Co.                                            2,200                            117,106
                                                                                             -----------
                                                                                               3,235,672
                                                                                             -----------
DIVERSIFIED FINANCIAL SERVICES - 11.84%
American Express Co.                                           25,800                          1,376,430
Capital One Financial Corp.                                    12,000                            939,360
Citigroup Inc.                                                 35,200                          1,726,560
MBNA Corp.                                                     25,800                            685,764
Piper Jaffray Cos. *                                              208                              8,233
                                                                                             -----------
                                                                                               4,736,347
                                                                                             -----------
ENERGY - 3.15%
American Electric Power Company, Inc.                          11,300                            398,325
Consolidated Edison, Inc.                                      13,700                            601,019
Duke Energy Corp.                                               9,800                            262,542
                                                                                             -----------
                                                                                               1,261,886
                                                                                             -----------
FOOD & BEVERAGE - 6.43%
Archer-Daniels-Midland Co.                                      6,500                            157,300
Cadbury Schweppes plc.                                          6,200                            225,060
Coca-Cola Co.                                                   9,900                            410,751
Del Monte Foods Co. *                                           1,161                             13,096
General Mills, Inc.                                             6,100                            323,239
H.J. Heinz Co.                                                  9,200                            347,852
Kellogg Co.                                                     5,800                            258,912
Kraft Foods, Inc.                                               1,300                             44,174
Kroger Co. *                                                    8,800                            150,480
PepsiCo Inc.                                                    3,600                            193,320
Sara Lee Corp.                                                 14,300                            335,764
Wm. Wrigley Jr. Co.                                             1,600                            112,624
                                                                                             -----------
                                                                                               2,572,572
                                                                                             -----------
HEALTHCARE (REITS) - 0.54%
National Health Investors, Inc.                                 4,700                            120,226
Nationwide Health Properties, Inc.                              4,400                             95,436
                                                                                             -----------
                                                                                                 215,662
                                                                                             -----------
INDUSTRIAL (REITS) - 0.67%
First Industrial Realty Trust, Inc.                             6,900                            269,928
                                                                                             -----------
INSURANCE - 3.44%
Cigna Corp.                                                    17,000                          1,364,250
St. Paul Travelers Co., Inc.                                      285                             10,699
                                                                                             -----------
                                                                                               1,374,949
                                                                                             -----------
MANUFACTURER - 5.20%
Freescale Semiconductor-B  *                                    4,858                             84,869
General Electric Co.                                           16,000                            578,080
3M Company                                                     10,800                            911,088
Tyco International Ltd.                                        14,000                            505,960
                                                                                             -----------
                                                                                               2,079,997
                                                                                             -----------
MULTIMEDIA - 0.97%
Time Warner Inc. *                                             10,600                            190,800
Viacom, Inc. CL A                                               1,400                             52,682
Walt Disney Co.                                                 5,000                            143,150
                                                                                             -----------
                                                                                                 386,632
                                                                                             -----------
NET LEASE (REITS) - 0.60%
Lexington Corp. Properties Trust                               11,300                            241,820
                                                                                             -----------

SPIRIT OF AMERICA VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005  (UNAUDITED)
-------------------------------------------------------------------------------


                                                               SHARES                      MARKET VALUE**
                                                               ------                      --------------
OFFICE SPACE (REITS) - 0.62%
Mack-Cali Realty Corp.                                          5,900                        $   247,682
                                                                                             -----------
PHARMACEUTICALS - 16.86%
Abbott Laboratories                                            20,000                            900,400
Bristol-Myers Squibb Co.                                       42,500                            996,200
Eli Lilly and Co.                                               8,400                            455,616
Hospira Inc. *                                                  2,000                             57,780
Medco Health Solutions, Inc. *                                 21,192                            902,143
Merck and Co. Inc.                                             26,400                            740,520
Pfizer Inc.                                                    33,800                            816,608
Schering-Ploug Corp.                                           16,000                            296,960
Wyeth                                                          39,900                          1,581,237
                                                                                             -----------
                                                                                               6,747,464
                                                                                             -----------
REGIONAL MALLS (REITS) - 0.47%
Glimcher Realty Trust                                           7,400                            189,366
                                                                                             -----------
RESTAURANTS - 0.14%
Wendy's International, Inc.                                     1,400                             54,908
                                                                                             -----------
RETAIL - 7.69%
J.C. Penney Co., Inc.                                           8,000                            341,760
Target Corp.                                                   17,100                            868,167
TJX Companies Inc.                                             27,100                            678,584
Walgreen Co.                                                   12,000                            511,320
Wal-Mart Stores Inc.                                           12,900                            675,960
                                                                                             -----------
                                                                                               3,075,791
                                                                                             -----------
SHOPPING CENTERS (REITS) - 2.13%
Commercial Net Lease Realty                                    12,400                            232,500
Federal Realty Investment Trust                                 5,000                            235,900
New Plan Excel Realty Trust                                     9,900                            250,173
Ramco-Gershenson Properties Trust                               2,500                             70,500
Realty Income Corp.                                             2,800                             65,268
                                                                                             -----------
                                                                                                 854,341
                                                                                             -----------
TELECOMMUNICATION - 3.05%
Nokia Corp.                                                    80,000                          1,222,400
                                                                                             -----------
TRANSPORT SERVICES - 0.67%
FedEx Corp.                                                     1,700                            162,605
United Parcel Service, Inc.                                     1,400                            104,552
                                                                                             -----------
                                                                                                 267,157
                                                                                             -----------
WASTE MANAGEMENT - 0.43%
Waste Management, Inc.                                          6,000                            174,000
                                                                                             -----------
TOTAL COMMON STOCKS
(Cost $34,396,746)                                                                           $38,677,441
                                                                                             -----------
TOTAL INVESTMENTS - 96.65%
(Cost $34,396,746)                                                                           $38,677,441

CASH AND OTHER ASSETS NET OF LIABILITIES - 3.35%                                               1,340,230
                                                                                             -----------
NET ASSETS - 100.00%
                                                                                             $40,017,671
                                                                                             ===========

 *    Non-income producing security.
** Portfolio securities are valued at the official close or last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Spirit of America Investment Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ David Lerner
                         -------------------------------------------------------
                           David Lerner, Principal Executive Officer
                           (principal executive officer)

Date              March 29, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David Lerner
                         -------------------------------------------------------
                           David Lerner, Principal Executive Officer
                           (principal executive officer)

Date              March 29, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Alan Chodosh
                         -------------------------------------------------------
                           Alan Chodosh, Principal Financial Officer
                           (principal financial officer)

Date              March 29, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.